Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	ELECTROMED, INC.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-34839
Entity, Tax Identification Number	41-1732920
Entity, Address, Address Line One	500 Sixth Avenue NW
Entity, Address, City or Town	New Prague
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	56071
City Area Code	952
Local Phone Number	758-9299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ELMD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001488917